Information by Reporting Segment (Detail) (JPY ¥) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Mar. 31, 2011
Segment Reporting Information [Line Items]
Net sales	¥ 1,280,054	¥ 1,190,870	¥ 1,266,924
Corporate gains and Equity in losses of affiliates and unconsolidated subsidiaries	17,248	13,840	16,722
Adjustments and eliminations	(1,420)	(792)	(2,002)
Income before income taxes	101,363	114,893	172,332
Depreciation and amortization	73,597	73,120	71,544
Write-down of inventories	11,507	11,486	5,291
Capital expenditures	56,688	66,408	70,680
Total assets	2,282,853	1,994,103	1,946,566
Fine Ceramic Parts Group
Segment Reporting Information [Line Items]
Net sales	74,852	80,372	76,269
Total operating profit	7,614	12,622	11,969
Depreciation and amortization	6,403	6,767	5,106
Write-down of inventories	252	105	146
Capital expenditures	3,348	11,050	11,319
Total assets	62,453	68,637	57,682
Semiconductor Parts Group
Segment Reporting Information [Line Items]
Net sales	167,241	153,420	174,687
Total operating profit	30,379	27,754	37,331
Depreciation and amortization	12,850	11,795	10,786
Write-down of inventories	228	703	266
Capital expenditures	14,727	13,279	12,998
Total assets	118,524	112,121	111,406
Applied Ceramic Products Group
Segment Reporting Information [Line Items]
Net sales	211,439	179,784	197,642
Total operating profit	17,924	6,459	29,049
Depreciation and amortization	15,152	14,843	13,786
Write-down of inventories	1,498	6,115	1,000
Capital expenditures	7,963	13,001	17,660
Total assets	327,465	265,093	258,618
Electronic Device Group
Segment Reporting Information [Line Items]
Net sales	271,570	228,721	242,641
Total operating profit	(4,014)	16,036	41,646
Depreciation and amortization	15,155	13,762	13,818
Write-down of inventories	956	991	265
Capital expenditures	14,071	14,193	12,118
Total assets	448,141	417,105	351,432
Telecommunications Equipment Group
Segment Reporting Information [Line Items]
Net sales	177,314	178,669	225,168
Total operating profit	1,340	1,469	2,121
Depreciation and amortization	7,514	8,949	10,172
Write-down of inventories	7,127	2,216	2,581
Capital expenditures	3,069	4,142	3,886
Total assets	119,894	109,975	111,634
Information Equipment Group
Segment Reporting Information [Line Items]
Net sales	250,534	243,457	239,916
Total operating profit	21,750	29,451	25,845
Depreciation and amortization	9,723	10,131	11,027
Write-down of inventories	1,106	1,169	972
Capital expenditures	6,536	6,199	7,437
Total assets	263,837	246,834	247,486
All Other Segments
Segment Reporting Information [Line Items]
Net sales	159,902	151,987	139,383
Total operating profit	10,542	8,054	9,651
Depreciation and amortization	4,734	4,668	4,767
Write-down of inventories	340	187	61
Capital expenditures	2,837	2,800	2,747
Total assets	158,617	138,304	132,381
Operating Segments
Segment Reporting Information [Line Items]
Total operating profit	85,535	101,845	157,612
Adjustments and eliminations
Segment Reporting Information [Line Items]
Net sales	(32,798)	(25,540)	(28,782)
Total assets	(108,176)	(93,612)	(73,676)
Corporate
Segment Reporting Information [Line Items]
Depreciation and amortization	2,066	2,205	2,082
Capital expenditures	4,137	1,744	2,515
Total Reportable Segments
Segment Reporting Information [Line Items]
Total assets	1,498,931	1,358,069	1,270,639
Equity Method Investments
Segment Reporting Information [Line Items]
Total assets	¥ 892,098	¥ 729,646	¥ 749,603